SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sales	$ 7,224,242	$ 7,219,446
Managed Support Services
Sales	4,325,067	4,669,570
Cybersecurity Projects and Software
Sales	2,780,175	2,285,876
Other IT Consulting Services
Sales	$ 119,000	$ 264,000